RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

4.           RECENT ACCOUNTING PRONOUNCEMENTS

On May 14, 2020, the IASB issued amendments to IAS 16 Property, Plant and Equipment requiring proceeds from selling items before the related item of property, plant and equipment is available for use to be recognized in profit or loss, together with the costs of producing those items. The amendment is effective for annual periods beginning on or after January 1, 2022. The Company will apply this amendment to the La Coipa mine restart in 2022.